------------------------------
                                                  OMB APPROVAL
                                                  OMB Number: 3235-0570
                                                  Expires: November 30, 2005
                                                  Estimated average burden
                                                  hours per response........ 5.0
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08989
                                  ----------------------------------------------

                           The Industry Leaders Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      104 Summit Avenue - Box 80, Summit, New Jersey,       07901-0080
--------------------------------------------------------------------------------
        (Address of principal executive offices)             (Zip code)

Gerald P. Sullivan, 104 Summit Avenue - Box 80, Summit, New Jersey, 07901-0080
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (866) 459-2772
                                                   --------------------

Date of fiscal year end:   6/30/03
                        -------------------

Date of reporting period:  6/30/03
                         ------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

                               [GRAPHIC OMITTED]

                                    INDUSTRY
                                    LEADERS
                                      FUND

                                 ANNUAL REPORT
                                  JUNE 30,2003

-----------------------------------
CLAREMONT
-----------------------------------
INVESTMENT
-----------------------------------
PARTNERS(R)
-----------------------------------
ADVISER TO INDUSTRY LEADERS(R) FUND

The Industry Leaders(R) Fund
Annual Report
June 30, 2003

Dear Shareholder:

During the past fiscal year ending on June 30, 2003, the Industry Leaders(R) Fund Class D was down 0.35%, Class I was down 0.08% and Class L was up 0.26%. In that same period, the S&P 500 increased by 0.25% while the value component of the S&P 500 (BARRA Value Index) declined 1.85%.

THE INVESTMENT ENVIRONMENT
The past 12 months tested the resolve of long-term investors. The first 6 months saw the S&P 500 down 10.30% followed by an increase of 11.75% for the second 6 month period. The S&P BARRA Value dropped 12.59% in the second half of 2002 followed with an increase of 12.28% for the first half of 2003. The Industry Leaders Fund, Class D was down 8.98% in the first 6 months, followed by an increase of 9.49% in the next 6 month. While the Fund exhibited less volatility than its peer market indexes, it still presented long-term investors with the same experience of extremes.

OUTLOOK
We anticipate that the balance of the calendar year 2003 will continue to exhibit above average volatility. Unfortunately, the threat from rogue states to the stability of the world will continue to drive the news cycles and possibly unnerve the markets. The economy appears to be improving, which should help support the equity market.

Since we follow a disciplined investment strategy that selects and allocates our portfolio, the portfolio manager's personal opinion of market direction can not affect the investment process. Our investment process can not remove the ups and downs of the market, but it does hold a higher quality portfolio than the S&P Indexes. The requisite "A or better" credit rating prevents the Fund from investing in companies with weak balance sheets. This can reduce the overall volatility and remains a good core equity holding. The investment process reviews the portfolio monthly and removes stocks with decaying credit quality.

We recommend that all investors review their entire equity holdings and maintain an overall balance between growth and value and a balance between equities, fixed income and cash.


Gerald P. Sullivan
President

                104 SUMMIT AVENUE, BOX 80, SUMMIT, NJ 07902-0080
                       (908) 273-5440 FAX: (908) 273-8762

PERFORMANCE SUMMARY
For Industry Leaders(R) Fund

All the data on this page represent past performance on a pre-tax basis, which cannot be used to predict future returns that may be achieved by the Fund. Note, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. After tax returns are presented at the end of the report.

          ------------------------------------------------------------
                          TOTAL INVESTMENT RETURNS (%)
                           (FROM 3/17/99 TO 6/30/03)

                                   [BAR CHART]

          ------------------------------------------------------------

 * Inception Class D and Class I 3/17/1999
** Year 2003 through 6/30/03 (Class L Inception 11/30/01)

                            ANNUAL INVESTMENT RETURNS

        ILF(TM)       ILF(TM)       ILF(TM)          S&P          S&P BARRA
        CLASS D       CLASS I       CLASS L       500 INDEX      VALUE INDEX
1999*     4.01%         4.19%          n/a          13.56%           7.56%
2000     -0.89%        -0.51%          n/a          -9.10%           6.07%
2001     -5.11%        -4.84%          n/a         -11.88%         -11.67%
2002    -15.34%       -15.15%       -14.85%        -22.09%         -20.85%
2003**    9.49%         9.59%         9.75%         11.75%          12.28%

 * Inception 3/17/99
** Year 2003 through 6/30/03

              CUMULATIVE PERFORMANCE - CLASS D AND CLASS I SHARES
               --------------------------------------------------
                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                           (FROM 3/17/99 TO 6/30/03)

                                    [GRAPH]

                                                       6-30-2003
                                                       ---------
               Industry Leaders Fund - Class D         $   9,067
               Industry Leaders Fund - Class I         $   9,172
               S&P 500 Index                           $   7,920
               S&P BARRA Value Index                   $   8,956
               --------------------------------------------------

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P BARRA Value Index (R) and the S&P 500 Index(R). Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                          ILF(TM)      ILF(TM)       S&P       S&P BARRA
      VALUE OF $10,000    CLASS D      CLASS I    500 INDEX   VALUE INDEX

     Inception 3/17/99     10,000       10,000      10,000       10,000
         June 30, 1999     10,770       10,770      10,543       10,874
     December 31, 1999     10,401       10,419      11,356       10,756
         June 30, 2000     10,289       10,368      11,307       10,318
     December 31, 2000     10,308       10,366      10,322       11,409
         June 30, 2001     10,026       10,104       9,631       11,137
     December 31, 2001      9,781        9,864       9,096       10,078
         June 30, 2002      9,098        9,179       7,900        9,125
     December 31, 2002      8,281        8,370       7,087        7,976
         June 30, 2003      9,067        9,172       7,920        8,956

CUMULATIVE PERFORMANCE - CLASS L SHARE
INCEPTION DATE NOVEMBER 30, 2001

           ---------------------------------------------------------
                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                           (FROM 11/30/01 TO 6/30/03)

                                    [GRAPH]

           ---------------------------------------------------------

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P BARRA Value Index (R) and the S&P 500 Index(R). Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                           ILF(TM)            S&P             S&P BARRA
      VALUE OF $10,000     CLASS L         500 INDEX         VALUE INDEX
     November 30, 2001     10,000           10,000              10,000
     December 31, 2001     10,245           10,088              10,153
         June 30, 2002      9,550            8,761               9,193
     December 31, 2002      8,724            7,859               8,036
         June 30, 2003      9,574            8,783               9,023

                  COMPARATIVE AVERAGE ANNUAL RETURN PERFORMANCE

           OF THE INDUSTRY LEADERS(R) FUND CLASS D AND CLASS I (A)(B)

                     ILF(TM)       ILF(TM)          S&P           S&P BARRA
                     CLASS D       CLASS I       500 INDEX       VALUE INDEX
           1 Year    -0.35%         -0.08%         0.25%            -1.85%
           3 Year    -4.13%         -4.00%       -11.19%            -4.61%
 Since Inception*    -2.26%         -1.99%        -5.29%            -2.54%

     1 year period 7/1/02 to 6/30/03.
     3 year period 7/1/00 to 6/30/03
     *Inception date 3/17/99, From Inception 3/17/99 to 6/30/03.
(a)  Past performance is not indicative of future performance.
(b) Both Classes of the Industry Leaders(R) Fund are net of all expenses, versus the gross market benchmarks (the S&P BARRA Value Index(R) and the S&P 500 Index(R)). Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.

                  COMPARATIVE AVERAGE ANNUAL RETURN PERFORMANCE

                 OF THE INDUSTRY LEADERS(R) FUND CLASS L (a)(b)

                     ILF(TM)             S&P            S&P BARRA
                     CLASS L          500 INDEX        VALUE INDEX
           1 Year     0.26%             0.25%            -1.85%
 Since Inception*    -2.67%            -7.75%            -6.20%

     1 year period 7/1/02 to 6/30/03
     *Inception date 11/30/01, From Inception 11/30/01 to 6/30/03.
(a)  Past performance is not indicative of future performance.
(b) Both Classes of the Industry Leaders(R) Fund are net of all expenses, versus the gross market benchmarks (the S&P BARRA Value Index(R) and the S&P 500 Index(R)). Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.

AFTER-TAX RETURNS (UNAUDITED)

The table on the following page presents returns for the Fund before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor paid taxes on the fund's distributions, and (2) assuming that an investor paid taxes on the fund's distributions and sold all the shares at the end of each period.

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of the distributions (for 2002 38.6%) and hypothetical sales (for 2002 20.0%). These hypothetical transactions do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Such accounts are not subject to current taxes.

Finally keep in mind that a fund's performance- whether before or after taxes -does not indicate how it will perform in the future. The results are presented in calendar year format as required by the Securities and Exchange Commission.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 2002
                                                                       SINCE
INDUSTRY LEADERS(R) FUND CLASS D               1 YEAR     3 YEARS    INCEPTION*

Return before Taxes                           -15.34%      -7.32%      -4.85%
Return After Taxes on Distributions           -15.68%      -7.83%      -5.42%
Return After Taxes on Distributions and
Sale of Fund Shares                            -9.63%      -6.16%      -4.27%

INDUSTRY LEADERS(R) FUND CLASS I

Return before Taxes                           -15.15%      -7.04%      -4.58%
Return After Taxes on Distributions           -15.58%      -7.78%      -5.36%
Return After Taxes on Distributions and
Sale of Fund Shares                            -9.57%      -6.12%      -4.22%

S&P 500 INDEX***                              -22.09%     -14.54%      -8.68%
S&P BARRA VALUE INDEX***                      -20.85%      -9.49%      -5.78%

                                                                        SINCE
INDUSTRY LEADERS(R)FUND CLASS L                1 YEAR     3 YEARS    INCEPTION**

Return before Taxes                           -14.85%         n/a     -11.83%
Return After Taxes on Distributions           -15.38%         n/a     -12.35%
Return After Taxes on Distributions and
Sale of Fund Shares                            -9.44%         n/a      -9.87%

S&P 500 Index***                              -22.09%                 -19.91%
S&P BARRA Value Index***                      -20.85%                 -18.26%

*    Class D &  Class I  inception  date  3/17/99,  from  inception  3/17/99  to
     12/31/02
**   Class L inception date 11/30/01, from inception 11/30/01 to 12/31/02
***  Reflects no deduction for fees, expenses, or taxes

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2003
COMMON STOCKS - 99.80%

INFORMATION ECONOMY - 14.74%                             SHARES        VALUE

     HARDWARE - 9.29%

          COMPUTER AND PERIPHERALS - 4.99%
          Dell Computer Corporation (a)                     590          18,786
          Hewlett-Packard Company                         5,565         118,535
          International Business Machines
            Corporation                                   1,485         122,513
                                                                   ------------
                                                                        259,834
                                                                   ------------
          SEMICONDUCTOR - 3.76%
          Intel Corporation                               5,610         116,744
          Texas Instruments Incorporated                  4,480          78,848
                                                                   ------------
                                                                        195,592
                                                                   ------------
          SEMICONDUCTOR CAPITAL EQUIPMENT - 0.54%
          Applied Materials, Inc. (a)                     1,780          28,195
                                                                   ------------
     TOTAL HARDWARE                                                     483,621
                                                                   ------------

     MEDIA - 0.98%

          NEWSPAPER  - 0.74%
          Gannett Co., Inc.                                 500          38,405
                                                                   ------------
          PUBLISHING - 0.24%
          The McGraw-Hill Companies Inc.                    200          12,400
                                                                   ------------
     TOTAL MEDIA                                                         50,805
                                                                   ------------
     SOFTWARE - 4.47%

          COMPUTER SOFTWARE & SERVICES - 4.47%
          Microsoft Corporation                           4,540         116,406
          Oracle Corporation (a)                          9,675         116,197
                                                                   ------------
                                                                        232,603
                                                                   ------------
     TOTAL SOFTWARE                                                     232,603
                                                                   ------------
TOTAL INFORMATION ECONOMY                                               767,029
                                                                   ------------

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2003
COMMON STOCKS - CONTINUED

MANUFACTURING ECONOMY - 30.18%

     CONSUMER GOODS - 6.35%

          APPAREL - 0.39%
          VF Corporation                                    600          20,382
                                                                   ------------
          BEVERAGE (ALCOHOLIC) - 0.29%
          Anheuser-Busch Companies Inc.                     300          15,315
                                                                   ------------
          BEVERAGE (SOFT DRINKS) - 1.10%
          Coca-Cola Company                               1,240          57,548
                                                                   ------------
          FOOD PROCESSING - 2.25%
          Kraft Foods Inc.                                3,600         117,180
                                                                   ------------
          HOUSEHOLD PRODUCTS - 0.96%
          Procter & Gamble Company                          560          49,941
                                                                   ------------
          RECREATION - 0.92%
          Carnival Corporation                            1,480          48,115
                                                                   ------------
          SHOE - 0.26%
          Nike Inc. - Class B                               250          13,373
                                                                   ------------
          TOILETRIES/COSMETICS - 0.18%
          Gillette Company                                  300           9,558
                                                                   ------------
     TOTAL CONSUMER GOODS                                               331,412
                                                                   ------------

     ENERGY - 10.50%

          OILFIELD SERVICES - 1.54%
          Schlumberger Limited                            1,690          80,393
                                                                   ------------
          PETROLEUM INTEGRATED - 8.10%
          ChevronTexaco Corp.                             1,664         120,141
          ConocoPhillips Company                          1,187          65,048
          Exxon Mobil Corporation                         3,248         116,636
          Royal Dutch Petroleum Company                   2,580         120,279
                                                                   ------------
                                                                        422,104
                                                                   ------------
          PETROLEUM PRODUCING - 0.86%
          Apache Corporation                                688          44,761
                                                                   ------------
     TOTAL ENERGY                                                       547,258
                                                                   ------------

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2003
COMMON STOCKS - CONTINUED

MANUFACTURING ECONOMY -CONTINUED

     INDUSTRIAL MATERIALS - 12.91%

          AUTO PARTS OEM - 1.05%
          Johnson Controls, Inc.                            640          54,784
                                                                   ------------

          CEMENT & AGGREGATES - 0.21%
          Vulcan Materials Company                          300          11,121
                                                                   ------------

          CHEMICAL BASIC - 0.62%
          Du Pont (E.I.) de Nemours & Company               770          32,063
                                                                   ------------

          CHEMICAL DIVERSIFIED - 0.87%
          3M Company                                        350          45,143
                                                                   ------------

          CHEMICAL SPECIALTY - 0.76%
          Praxair Technology, Inc.                          660          39,666
                                                                   ------------

          DIVERSIFIED - 2.51%
          United Technologies Corporation                   215          15,228
          Honeywell International Inc.                    4,300         115,455
                                                                   ------------
                                                                        130,683
                                                                   ------------

          ELECTRICAL EQUIPMENT - 3.30%
          Emerson Electric Co.                            1,050          53,655
          General Electric Company                        4,115         118,017
                                                                   ------------
                                                                        171,672

          FOOD PROCESSING - 0.41%
          Archer Daniels Midland Company                  1,670          21,493
                                                                   ------------

          FURNITURE/HOME FURNISHING - 0.33%
          Leggett & Platt Inc.                              840          17,220
                                                                   ------------

          GOLD/SILVER MINING - 0.43%
          Barrick Gold Corporation                        1,265          22,644
                                                                   ------------

          MACHINERY - 1.15%
          Caterpillar Inc.                                1,080          60,113
                                                                   ------------

          METAL FABRICATING - 0.38%
          Illinois Tool Works Inc.                          300          19,755
                                                                   ------------

          METALS & MINING - 0.68%
          Alcoa Inc.                                      1,390          35,445
                                                                   ------------

          STEEL GENERAL - 0.21%
          Nucor Corporation                                 225          10,991
                                                                   ------------

     TOTAL INDUSTRIAL MATERIALS                                         672,793
                                                                   ------------

     UTILITIES - 0.42%

          NATURAL GAS DISTRIBUTION - 0.42%
          KeySpan Corporation                               620       21,979
                                                                   ------------

     TOTAL UTILITIES                                                     21,979
                                                                   ------------

TOTAL MANUFACTURING ECONOMY                                           1,573,442
                                                                   ------------

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2003
COMMON STOCKS - CONTINUED

SERVICE ECONOMY - 54.88%

     BUSINESS SERVICES - 1.85%

          AIR TRANSPORT - 0.83%
          United Parcel Service of America, Inc. -
            Class B                                         675          42,998
                                                                   ------------

          COMPUTER SOFTWARE & SERVICES - 0.42%
          Automatic Data Processing, Inc.                   640          21,670
                                                                   ------------

          INDUSTRIAL SERVICES - 0.60%
          Cintas Corporation                                880          31,178
                                                                   ------------

     TOTAL BUSINESS SERVICES                                             95,846
                                                                   ------------

     CONSUMER SERVICES - 6.47%

          BUILDING SUPPLIES - 1.14%
          Home Depot Inc.                                 1,790          59,285
                                                                   ------------

          FOOD WHOLESALERS - 0.19%
          SYSCO Corporation                                 325           9,763
                                                                   ------------

          PHARMACY SERVICES - 0.62%
          Walgreen Company                                1,070          32,207
                                                                   ------------

          RESTAURANT - 1.00%
          McDonald's Corporation                          2,350          51,841
                                                                   ------------

          RETAIL STORES - 3.52%
          Target Corporation                              1,760          66,598
          Wal-Mart Stores Inc.                            2,175         116,732
                                                                   ------------
                                                                        183,330
                                                                   ------------

     TOTAL CONSUMER SERVICES                                            336,426
                                                                   ------------

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2003
COMMON STOCKS - CONTINUED

SERVICE ECONOMY - 54.88% - CONTINUED

     FINANCIAL SERVICES - 38.04%

          BANKS - 12.61%
          Bank of America Corporation                     1,695         133,956
          Bank One Corporation                            3,535         131,431
          JP Morgan Chase & Co.                           3,762         128,585
          Wachovia Corporation                            3,270         130,669
          Wells Fargo & Co.                               2,630         132,551
                                                                   ------------
                                                                        657,192
                                                                   ------------

          FINANCIAL SERVICES DIVERSIFIED  - 11.28%
          American Express Company                        1,560          65,224
          American International Group, Inc.              2,365         130,501
          Citigroup Inc.                                  3,051         130,583
          Fannie Mae                                      1,940         130,834
          Freddie Mac                                     2,570         130,479
                                                                   ------------
                                                                        587,621
                                                                   ------------

          INSURANCE - LIFE - 3.01%
          MetLife Inc.                                    1,400          39,648
          Prudential Financial Inc.                       3,480         117,102
                                                                   ------------
                                                                        156,750
                                                                   ------------

          INSURANCE PROPERTY & CASUALTY - 6.28%
          Allstate Insurance Company                      3,325         118,536
          Berkshire Hathaway Inc "B"(a)                      49         119,070
          Travelers Property Casualty Corp - Class A      5,610          89,199
                                                                   ------------
                                                                        326,805
                                                                   ------------

          SECURITIES BROKERAGE - 3.27%
          Merrill Lynch & Co.                             2,510         117,167
          Morgan Stanley                                  1,240          53,010
                                                                   ------------
                                                                        170,177
                                                                   ------------

          THRIFT - 1.59%
          Golden West Financial Corporation               1,035          82,810
                                                                   ------------

     TOTAL FINANCIAL SERVICES                                         1,981,355
                                                                   ------------

INDUSTRY LEADERS(R) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2003
COMMON STOCKS - CONTINUED

SERVICE ECONOMY - CONTINUED

     HEALTHCARE SERVICES - 8.52%

          BIOTECHNOLOGY - 1.23%
          Amgen Inc.(a)                                     970          63,962
                                                                   ------------

          DRUGS - 3.86%
          Merck & Co. Inc.                                1,390          84,165
          Pfizer Inc.                                     3,415         116,622
                                                                   ------------
                                                                        200,787
                                                                   ------------

          Medical Supplies - 3.43%
          Abbott Laboratories, Inc.                       1,380          60,389
          Johnson & Johnson                               2,290         118,393
                                                                   ------------
                                                                        178,782
                                                                   ------------

     TOTAL HEALTHCARE SERVICES                                          443,531

TOTAL SERVICE ECONOMY                                                 2,857,158
                                                                   ------------

TOTAL COMMON STOCK                                                    5,197,629
(Cost $5,098,979)                                                  ------------

                                                       Principal
MONEY MARKET SECURITIES - 0.80%                          Amount
Fiduciary Money Market Fund, 0.35%(b)                    41,790          41,790
(Cost $41,790)                                                     ------------

TOTAL INVESTMENTS - 100.60%                                           5,239,419
(Cost $5,140,769)                                                  ------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.60)%                         (31,408)
                                                                   ------------

NET ASSETS - 100%                                                     5,208,011
                                                                   ------------

(a)  Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2003
Sector breakdowns provided by Morningstar

INDUSTRY LEADERS(R) FUND                                          JUNE 30, 2003
STATEMENT OF ASSETS & LIABILITIES

ASSETS
Investment in Securities ($5,140,769)                              $  5,239,419
Cash                                                                      1,000
Dividends receivable                                                      4,780
Receivable for investments sold                                         280,848
                                                                   ------------
     TOTAL ASSETS                                                     5,526,047

LIABILITIES
Accrued investment advisory fee payable            $      1,304
Accrued administration fee payable                        1,311
Accrued shareholder services fee payable                    382
Payable for investments purchased                       315,039
                                                   ------------

     TOTAL LIABILITIES                                                  318,036
                                                                   ------------

NET ASSETS                                                         $  5,208,011
                                                                   ============

Net Assets consist of:
Paid in capital                                                    $  5,663,927
Accumulated undistributed net investment
  income                                                                 50,574
Accumulated net realized gain (loss) on
  investments                                                          (605,140)
Net unrealized appreciation (depreciation)
  on investments                                                         98,650
                                                                   ------------

NET ASSETS                                                         $  5,208,011
                                                                    ===========

CLASS D:
Net Asset Value, offering price and redemption
   price per share ($1,832,296 / 214,531 shares)                   $       8.54
                                                                   ============

CLASS I:
Net Asset Value, offering price and redemption
  price per share ($1,772,347 / 209,396 shares)                    $       8.46
                                                                   ============

CLASS L:
Net Asset Value, offering price and redemption
  price per share ($1,603,368 / 184,831 shares)                    $       8.67
                                                                   ============

See accompanying notes which are an integral part of the financial statements

INDUSTRY LEADERS(R) FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2003

INVESTMENT INCOME
Dividend income                                                    $     83,758
Interest income                                                             138
                                                                   ------------
TOTAL INCOME                                                             83,896

EXPENSES
Administration fee - Class D                       $      5,278
Administration fee - Class I                              5,041
Administration fee - Class L                              1,169
Investment advisory fee                                  12,124
Shareholder services fee - Class D                        3,299
                                                   ------------
Total operating expenses                                                 26,911
                                                                   ------------
NET INVESTMENT INCOME                                                    56,985
                                                                   ------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment securities      (248,814)
Change in net unrealized appreciation
  (depreciation) on investment securities               317,647
                                                   ------------
Net gain (loss) on investment securities                                 68,833
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    125,818
                                                                   ============

See accompanying notes which are an integral part of the financial statements

INDUSTRY LEADERS(R) FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED      YEAR ENDED
                                                     JUNE 30,        JUNE 30,
                                                       2003            2002
                                                   ============    ============
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
     Net investment income                         $     56,985    $     40,114
     Net realized gain (loss) on
       investment securities                           (248,814)        (15,429)
     Change in net unrealized appreciation
       (depreciation)                                   317,647        (374,083)
                                                   ------------    ------------
     Net increase (decrease) in net assets
       resulting from operations                        125,818        (349,398)
                                                   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income
     Class D                                             (9,866)         (7,563)
     Class I                                            (11,664)        (23,127)
     Class L                                            (23,639)           (853)
     From net realized gain                                 --               --
                                                   ------------    ------------
     Total distributions                                (45,169)        (31,543)
SHARE TRANSACTIONS - NET INCREASE
     Class D                                            764,269          42,814
     Class I                                            762,364      (1,467,864)
     Class L                                             36,880       1,672,344
                                                   ------------    ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM SHARE TRANSACTIONS                             1,563,513         247,294
                                                   ------------    ------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS          1,644,162        (133,647)

Net Assets
     Beginning of period                              3,563,849       3,697,496
                                                   ------------    ------------
     End of period (including accumulated
       undistributed net investment income         $  5,208,011    $  3,563,849
       of $50,574 and $38,759 respectively)        ============    ============

See accompanying notes which are an integral part of the financial statements

INDUSTRY LEADERS(R) FUND
CLASS D
FINANCIAL HIGHLIGHTS

                                                                                                                  PERIOD
                                                YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED         ENDED
                                                 JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,         JUNE 30,
                                                   2003            2002            2001            2000           1999(A)
                                                ==========      ==========      ==========      ==========      ==========
SELECTED PER SHARE DATA
Net asset value, beginning of period            $     8.66      $     9.61      $    10.13      $    10.77      $    10.00
                                                ----------      ----------      ----------      ----------      ----------
Income from investment operations
     Net investment income                            0.09            0.08            0.06            0.09            0.03
     Net realized and unrealized gain/(loss)         (0.13)          (0.96)          (0.32)          (0.56)           0.74
                                                ----------      ----------      ----------      ----------      ----------
Total from investment operations                     (0.04)          (0.88)          (0.26)          (0.47)           0.77
                                                ----------      ----------      ----------      ----------      ----------
Distributions
     Net investment income                           (0.08)          (0.07)          (0.03)          (0.07)           0.00
     Net realized gains                                 --              --           (0.23)          (0.10)           0.00
                                                ----------      ----------      ----------      ----------      ----------
Total Distributions                                  (0.08)          (0.07)          (0.26)          (0.17)           0.00

Net asset value, end of period                  $     8.54      $     8.66      $     9.61      $    10.13      $    10.77
                                                ==========      ==========      ==========      ==========      ==========
TOTAL RETURN                                       (0.35)%         (9.16)%         (2.55)%         (4.36)%           7.70%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                 $    1,832      $    1,017      $    1,082      $    1,093      $    1,130
Ratio of expenses to average net assets              0.95%           0.95%           0.95%           0.95%           0.95%(c)
Ratio of net investment income to
   average net assets                                1.11%           0.85%           0.59%           0.84%           0.84%(c)
Portfolio turnover rate                             64.13%          65.53%         146.92%          78.04%          64.93%(c)

(a)  March 17, 1999 (commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

See accompanying notes which are an integral part of the financial statements

INDUSTRY LEADERS(R) FUND
CLASS I
FINANCIAL HIGHLIGHTS

                                                                                                                  PERIOD
                                                YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED         ENDED
                                                 JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,         JUNE 30,
                                                   2003            2002            2001            2000           1999(A)
                                                ==========      ==========      ==========      ==========      ==========
SELECTED PER SHARE DATA
Net asset value, beginning of period            $     8.58      $     9.65      $    10.16      $    10.77      $    10.00
                                                ----------      ----------      ----------      ----------      ----------
Income from investment operations
     Net investment income                            0.11            0.11            0.08            0.11            0.04
     Net realized and unrealized gain / (loss)       (0.13)          (0.97)          (0.32)          (0.54)           0.73
                                                ----------      ----------      ----------      ----------      ----------
Total from investment operations                     (0.02)          (0.86)          (0.24)          (0.43)           0.77
                                                ----------      ----------      ----------      ----------      ----------
Distributions
     Net investment income                           (0.10)          (0.21)          (0.04)          (0.08)           0.00
     Net realized gains                                 --              --           (0.23)          (0.10)           0.00
                                                ----------      ----------      ----------      ----------      ----------

Total Distributions                                  (0.10)          (0.21)          (0.27)          (0.18)           0.00

Net asset value, end of period                  $     8.46      $     8.58      $     9.65      $    10.16      $    10.77
                                                ==========      ==========      ==========      ==========      ==========

TOTAL RETURN                                       (0.08)%         (8.91)%         (2.65)%         (3.92)%           7.70%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                 $    1,772      $      959      $    2,616      $    2,021      $    1,624
Ratio of expenses to average net assets              0.70%           0.70%           0.70%           0.70%           0.70%(c)
Ratio of net investment income to
  average net assets                                 1.36%           1.19%           0.83%           1.10%           1.39%(c)
Portfolio turnover rate                             64.13%          65.53%         146.92%          78.04%          64.93%(c)

(a)  March 17, 1999 (commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

See accompanying notes which are an integral part of the financial statements

INDUSTRY LEADERS(R) FUND
CLASS L
FINANCIAL HIGHLIGHTS

                                                                    PERIOD
                                                  YEAR ENDED         ENDED
                                                   JUNE 30,         JUNE 30,
                                                     2003           2002(A)
                                                 ============    ============
SELECTED PER SHARE DATA
Net asset value, beginning of period             $       8.79    $       9.21
                                                 ------------    ------------
Income from investment operations
     Net investment income                               0.14            0.07
     Net realized and unrealized gain/(loss)            (0.13)          (0.48)
                                                 ------------    ------------
Total from investment operations                         0.01           (0.41)
                                                 ------------    ------------
Distributions
  Net investment income                                 (0.13)          (0.01)
  Net realized gains                                       --              --
                                                 ------------    ------------
Total Distributions                                     (0.13)          (0.01)

Net asset value, end of period                   $       8.67    $       8.79
                                                 ============    ============

TOTAL RETURN                                            0.26%         (4.45)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                  $      1,603          $1,587
Ratio of expenses to average net assets                 0.38%           0.38%(c)
Ratio of net investment income to
   average net assets                                   1.71%           1.22%(c)
Portfolio turnover rate                                64.13%          65.53%(c)

(a)  November 30, 2001 (date of new share class availability) to June 30, 2002.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003

NOTE 1.   ORGANIZATION

     Industry Leaders(R) Fund (the "Fund") was organized as a series of Industry Leaders(R) Fund, a Delaware business trust (the "Trust), on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

     The Fund currently consists of three classes of shares, Class D, Class I, and Class L each of which has equal rights as to assets and voting privileges except that each class has different administration and shareholder services expenses. Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

NOTE 2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2003- CONTINUED

NOTE 2.   SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Estimates - Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital and / or realized gains / losses.

NOTE 3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Claremont Investment Partners(R) L.L.C. (the "Adviser") to manage the Fund's investments. The Adviser is organized as a Delaware limited liability company and its Chief Executive Officer is and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under revised terms of the management agreement dated September 17, 2001, the Adviser manages the Fund's investments subject to approval of the Board of Trustees and receives a fee of 0.30% of the average daily net assets of the Fund. Under the terms of the administration agreement dated September 17, 2001, the Adviser receives a fee based on average net assets for each of the different classes of shares. For Class D and Class I, the Adviser receives an annual fee of 0.40%. For Class L, the Adviser receives an annual fee of 0.08%. The Adviser pays all of the expenses of the Fund except brokerage commissions and SEC fees.

     For the annual period ended June 30, 2003, the Adviser received a fee of $12,124 for management and $11,488 for administration from the Fund. Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.

     On behalf of the Class D shares, the Fund has adopted a shareholders services plan (the "Shareholder Services Plan"). Under the Shareholder Services Plan, the Fund is authorized to pay a fee on an annual basis of 0.25% of the average daily net asset value of the Class D Shares. For the annual period ended June 30, 2003, the Adviser received shareholder services fees of $3,299 from the Fund for expenses related to the shareholder servicing of Class D Fund shares.

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2003- CONTINUED

NOTE 4.   SHARE TRANSACTIONS

     As of June 30, 2003, there were an unlimited number of authorized shares for the Fund. Paid in capital on June 30, 2003 was $5,663,927.

     Transactions in shares were as follows:

                                 Year ended                    Year ended
                               June 30, 2003                 June 30, 2002

CLASS D:                  SHARES         DOLLARS        SHARES         DOLLARS
Shares Sold                 97,923        771,900          4,693         40,251
Shares issued in
reinvestment of dividend     1,250          9,866            809          7,563
Shares Redeemed             (2,173)    ($  17,497)          (546)    ($   5,000)
                        ----------     ----------     ----------     ----------
TOTAL                       97,000     $  764,269          4,956     $   42,814

                                 Year ended                    Year ended
                               June 30, 2003                 June 30, 2002

CLASS I:                  SHARES         DOLLARS        SHARES         DOLLARS
Shares Sold                 96,124        750,700          2,372         21,250
Shares issued in
reinvestment of dividend     1,494         11,664          2,498         23,127
Shares Redeemed                 --     $        0       (164,158)   ($1,512,241)
                        ----------     ----------     ----------     ----------
TOTAL                       97,618     $  762,364       (159,288)   ($1,467,864)

                                 Year ended                    Year ended
                               June 30, 2003                 June 30, 2002

CLASS L:                  SHARES         DOLLARS        SHARES         DOLLARS
Shares Sold                  6,803         55,100        191,415      1,771,491
Shares issued in
reinvestment of dividend     2,959         23,639             90            853
Shares Redeemed             (5,495)    ($  41,859)       (10,941)    ($ 100,000)
                        ----------     ----------     ----------     ----------
TOTAL                        4,267     $   36,880        180,564     $1,672,344

                            INDUSTRY LEADERS(R) FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2003- CONTINUED

NOTE 5.   INVESTMENTS

     For the twelve-month period ended June 30, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $4,278,006 and $2,623,591, respectively. As of June 30, 2003, the gross unrealized appreciation for all securities on a tax basis totaled $304,309 and the gross unrealized depreciation for all securities totaled $596,132 for a net unrealized depreciation of $291,823. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $5,531,242. The difference between book cost of securities and tax cost of securities is due to wash sales of $157,491 and post-October losses of $232,982.

NOTE 6.   RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2003, Barry F. Sullivan, father of the Portfolio Manager, beneficially owns 66% and is deemed a control person.

NOTE 7.   LOSS CARRYFORWARDS

     At June 30, 2003, the Fund had available for federal tax purposes a capital loss carryforward of $209,910. $175,617 expires in 2009, $9,622 expires in 2010 and $24,671 expires in 2011. Capital loss carryforwards are available to offset future capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

NOTE 8.   DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2003 and 2002were as follows:

     Distributions paid from:                    2003             2002
     Ordinary Income                          $45,169          $31,543
     Long-Term Capital Gain                         0
     Short-Term Capital Gain                        0
                                            ---------------------------
                                              $45,169          $31,543
                                            ===========================

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:


     Undistributed Ordinary Income (Accumulated Loss)              $50,574
     Undistributed Long-Term Capital Gain (Losses)                (214,667)
     Unrealized Appreciation (Depreciation)                       (291,823)
                                                                -------------
                                                                 $(455,916)

The difference between book basis and tax basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of wash sales and post-October losses.

                            INDUSTRY LEADERS(R) FUND
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2003 - CONTINUED

NOTE 9.   TRUSTEES AND OFFICERS OF THE INDUSTRTY LEADERS(R) FUND

----------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE        POSITION(S)   TERM OF         NUMBER OF        PRINCIPAL OCCUPATION     OTHER DIRECTORSHIPS HELD
                             HELD WITH     OFFICE;         PORTFOLIOS IN    DURING PAST FIVE YEARS
                             THE TRUST     LENGTH OF       FUND COMPLEX
                                           TIME SERVED     OVERSEEN BY
                                                           TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Seth H. Dubin, 70            Trustee,      Indefinite      n/a, only one    Attorney Satterlee,
Satterlee, Stephens,         Member of     Term; Since     portfolio in     Stephens, Burke & Burke
Burke & Burke                Audit         Inception of    Fund Complex     (law firm)
230 Park Avenue              Committee     Fund 3/17/99
New York, NY 10169
----------------------------------------------------------------------------------------------------------------------------------
Robert Lichten, 63           Trustee       Indefinite      n/a, only one    Co-Chairman Guggenheim   Non Executive, Deputy
Inter-Atlantic Group                       Term; Since     portfolio in     Securities Holdings      Chairman, Annuity and Life
712 Fifth Avenue, 22nd floor               Inception of    Fund Complex     LLC (1/02 to present)    Re (Holdings), Ltd. (12/97
New York, NY 10019                         Fund 3/17/99                     (financial services)     to present); Director XL
                                                                            Co-Chairman Inter-       Capital Assurance (Wholly
                                                                            Atlantic Capital         owned subsidiary of XL
                                                                            Partners (1994 to        Capital Bermuda (1/99 to
                                                                            12/01)                   present) Director, Magellan
                                                                                                     Bermuda (Re-insurer), (10/96
                                                                                                     to present) Co-Director,
                                                                                                     Inter-Atlantic Group (1994
                                                                                                     to present)
----------------------------------------------------------------------------------------------------------------------------------
Fred B. Tarter, 60           Trustee       Indefinite      n/a, only one    President  and CEO,      Director, The Telephone
210 E. 39th Street                         Term; Since     portfolio in     The Lakeside Group of    Company LLC; Director, The
New York, NY 10016                         Inception of    Fund Complex     Companies                Rainbow Group LLC
                                           Fund 3/17/99                                              Chairman of the Board,
                                                                                                     Radio Free Europe Foundation
----------------------------------------------------------------------------------------------------------------------------------
Thomas Volpe, 67             Trustee,      Indefinite      n/a, only one    Consultant, The          Director ,American
Babcock and Brown            Member of     Term; Since     portfolio in     Interpublic Group of     Technical Ceramics;
230 Park Avenue, New         Audit         Inception of    Fund Complex     Companies, Inc           Director, Rent-A-Wreck of
York, NY  10169              Committee     Fund 3/17/99                     Senior Advisor,          America, Inc.
                                                                            Babcock & Brown.
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Mark S. Kaufmann, 70         Chairman of   Indefinite      n/a, only one    Chairman, Kaufmann and
Kaufmann and Partners, LLC   Board of      Term; Since     portfolio in     Partners LLC (financial
124 West 79th Street,        Trustees      Inception of    Fund Complex     consulting); Senior
Suite 7A,                    and Trustee   Fund 3/17/99                     Vice President, Chase
New York, NY 10024                                                          Manhattan Corporation
                                                                            and Chase Manhattan
                                                                            Bank, N.A. (corporate
                                                                            development, 1973-96).
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE INDUSTRY LEADERS(R) FUND
----------------------------------------------------------------------------------------------------------------------------------
Gerald P. Sullivan, 43       President,    Indefinite      n/a, only one    Chief Investment
PO Box 80                    Chief         Term; Since     portfolio in     Officer of Claremont
Summit, NJ 07902-0080        Executive     Inception of    Fund Complex     Investment Partners(R),
                             Officer       Fund 3/17/99                     L.L.C.
----------------------------------------------------------------------------------------------------------------------------------
Travis L. Gering, 46         Secretary,    Indefinite      n/a, only one    Attorney Partner,
Wuersch & Gering LLP         General       Term; Since     portfolio in     Wuersch & Gering LLP
11 Hanover Square,           Counsel       Inception of    Fund Complex     (law firm).
19th Floor,                                Fund 3/17/99
New York, NY  10005
----------------------------------------------------------------------------------------------------------------------------------

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------

To The Shareholders and
Board of Trustees
The Industry Leaders Fund

We have audited the accompanying statement of assets and liabilities of the Industry Leaders Fund, including the schedule of portfolio investments, as of June 30, 2003, and the related statement of operations for the year then ended, changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of June 30, 2003, by correspondence with the custodian and broker.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Industry Leaders Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
July 10, 2003

ITEM 2.   CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant  provides the  disclosure  required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant  provides the  disclosure  required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e)  (1)  Disclose  the  audit   committee's   pre-approval   policies  and
          procedures  described in paragraph  (c)(7) of Rule 2-01 of  Regulation
          S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6.[RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30A-2(C) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 10.  EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

     (a) (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Industry Leaders Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Gerald P Sullivan   Gerald P. Sullivan, President
                           -----------------------------------------------------

Date    09/08/2003
     ------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Gerald P Sullivan   Gerald P. Sullivan, President
                           -----------------------------------------------------

Date    09/08/2003
     ------------------

By (Signature and Title)*  /s/ Gerald P Sullivan   Gerald P. Sullivan,
                                                   Chief Financial Officer
                           -----------------------------------------------------

Date    09/08/2003
     ------------------

* Print the name and title of each signing officer under his or her signature.